Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000006077 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000006077 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000006077 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000006077 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000006077 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000006077 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000006077 [Member] | SSAndC Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000006077 [Member] | WPP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000006077 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000006077 [Member] | Kraft Heinz Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000006077 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[2]
C000006077 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[2]
C000006077 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[2]
C000006077 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[2]
C000006077 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[2]
C000006077 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[2]
C000006077 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[2]
C000006077 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[2]
C000006077 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[2]
C000006077 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[2]
C000006077 [Member] | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[2]
C000006077 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)	[2]
C000006074 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[3]
C000006074 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[3]
C000006074 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000006074 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000006074 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000006074 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000006074 [Member] | SSAndC Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000006074 [Member] | WPP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000006074 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000006074 [Member] | Kraft Heinz Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000006074 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[4]
C000006074 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[4]
C000006074 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[4]
C000006074 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[4]
C000006074 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[4]
C000006074 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[4]
C000006074 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[4]
C000006074 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[4]
C000006074 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[4]
C000006074 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[4]
C000006074 [Member] | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[4]
C000006074 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)	[4]
C000006076 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[5]
C000006076 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[5]
C000006076 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000006076 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000006076 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000006076 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000006076 [Member] | SSAndC Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000006076 [Member] | WPP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000006076 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000006076 [Member] | Kraft Heinz Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000006076 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[6]
C000006076 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[6]
C000006076 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[6]
C000006076 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[6]
C000006076 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[6]
C000006076 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[6]
C000006076 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[6]
C000006076 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[6]
C000006076 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[6]
C000006076 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[6]
C000006076 [Member] | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[6]
C000006076 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)	[6]
C000152172 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[7]
C000152172 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[7]
C000152172 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
C000152172 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
C000152172 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000152172 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000152172 [Member] | SSAndC Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[7]
C000152172 [Member] | WPP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[7]
C000152172 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[7]
C000152172 [Member] | Kraft Heinz Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[7]
C000152172 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[8]
C000152172 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[8]
C000152172 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[8]
C000152172 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[8]
C000152172 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[8]
C000152172 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[8]
C000152172 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[8]
C000152172 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[8]
C000152172 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[8]
C000152172 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[8]
C000152172 [Member] | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[8]
C000152172 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)	[8]
C000007847 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[9]
C000007847 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[9]
C000007847 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[9]
C000007847 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[9]
C000007847 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[9]
C000007847 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[9]
C000007847 [Member] | SSAndC Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[9]
C000007847 [Member] | WPP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[9]
C000007847 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[9]
C000007847 [Member] | Kraft Heinz Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[9]
C000007847 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[10]
C000007847 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[10]
C000007847 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[10]
C000007847 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[10]
C000007847 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[10]
C000007847 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[10]
C000007847 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[10]
C000007847 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[10]
C000007847 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[10]
C000007847 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[10]
C000007847 [Member] | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[10]
C000007847 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)	[10]

[1]	Excludes short-term securities.
[2]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[3]	Excludes short-term securities.
[4]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[5]	Excludes short-term securities.
[6]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[7]	Excludes short-term securities.
[8]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[9]	Excludes short-term securities.
[10]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.